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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended 30th September 2008.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Kim Dalton              212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 14th day of November, 2008.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Kim Dalton
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              113

Form 13F Information Table Value Total:    2,387,056,922

                                                                                                                  Item 7: Managers
                                                                                 Item 6: Investment Discretion    Voting Authority
           Item 1                 Item 2       Item 3     Item 4       Item 5   ------------------------------ ---------------------
----------------------------- -------------- --------- ------------- ----------                       Shared      Sole   Shared None
         Name of Sec          Title of Class  Cusip No    Fair Mv      SH/PRN    Sole (a) Shared (b) Other (c)    (a)      (b)   (c)
----------------------------- -------------- --------- ------------- ---------- --------- ---------- --------- --------- ------ ----
Abbott Laboratories               COMMON     002824100    25,215,664    437,924   437,924                        437,924
Abercrombie & Fitch               COMMON     002896207     4,430,748    112,313   112,313                        112,313
AES Corp                          COMMON     00130H105     1,957,350    167,438   167,438                        167,438
Alcoa Inc                         COMMON     013817101    16,235,697    719,030   719,030                        719,030
American Electric Power Co        COMMON     025537101    18,478,155    499,005   499,005                        499,005
American International Group      COMMON     026874107     4,137,741  1,242,565 1,242,565                      1,242,565
Amgen Inc                         COMMON     031162100    18,179,709    306,727   306,727                        306,727
Anadarko Petroleum Corp           COMMON     032511107     9,313,532    191,992   191,992                        191,992
Apollo Group Inc                  COMMON     037604105     2,096,611     35,356    35,356                         35,356
AT&T Inc                          COMMON     00206R102    66,093,899  2,367,260 2,367,260                      2,367,260
Bank of America                   COMMON     060505104    64,011,325  1,828,895 1,828,895                      1,828,895
Bank of New York Mellon
Corp/T                            COMMON     064058100     8,270,238    253,844   253,844                        253,844
BB and T Corporation              COMMON     054937107    17,943,509    474,696   474,696                        474,696
Becton Dickinson and Co           COMMON     075887109     9,742,601    121,388   121,388                        121,388
Bed Bath and  Beyond              COMMON     075896100     4,911,833    156,378   156,378                        156,378
Berkley (W.R.) Corp               COMMON     084423102    12,781,056    542,720   542,720                        542,720
Berkshire Hathaway Inc            COMMON     084670207    10,635,900      2,420     2,420                          2,420
Biogen Idec Inc.                  COMMON     09062X103     4,372,665     86,949    86,949                         86,949
Bristol Myers Squibb Company      COMMON     110122108     7,764,978    372,421   372,421                        372,421
Capital One Financial             COMMON     14040H105     5,511,009    108,059   108,059                        108,059
Cardinal Health                   COMMON     14149Y108    18,553,723    376,496   376,496                        376,496
Caterpillar Inc                   COMMON     149123101    19,779,750    331,875   331,875                        331,875
CenterPoint Energy Inc            COMMON     15189T107     1,175,216     80,660    80,660                         80,660
Chevron Corp                      COMMON     166764100    47,230,028    572,624   572,624                        572,624
Cisco Systems                     COMMON     17275R102    54,744,931  2,426,637 2,426,637                      2,426,637
Citigroup Inc                     COMMON     172967101    26,315,191  1,283,042 1,283,042                      1,283,042
CME Group Inc                     COMMON     12572Q105     6,782,287     18,256    18,256                         18,256
CMS Energy Corp                   COMMON     125896100       257,481     20,648    20,648                         20,648
Coca Cola Company                 COMMON     191216100    80,490,287  1,522,131 1,522,131                      1,522,131
ConocoPhillips                    COMMON     20825C104    60,378,071    824,274   824,274                        824,274
Corning Incorporated              COMMON     219350105     8,795,467    562,370   562,370                        562,370
Coventry Health Care              COMMON     222862104     4,492,811    138,028   138,028                        138,028
CVS Caremark Corp                 COMMON     126650100    30,268,250    899,235   899,235                        899,235
Dell Inc.                         COMMON     24702R101     8,488,963    515,107   515,107                        515,107
E I du Pont de Nemours and Co     COMMON     263534109    23,281,229    577,698   577,698                        577,698
Eaton Corporation                 COMMON     278058102    15,874,895    282,572   282,572                        282,572
Eli Lilly and Co                  COMMON     532457108    14,251,366    323,674   323,674                        323,674
Emerson Electric                  COMMON     291011104    11,224,878    275,187   275,187                        275,187
Exxon Mobil Corporation           COMMON     30231G102   137,516,911  1,770,756 1,770,756                      1,770,756
Fifth Third Bancorp               COMMON     316773100     2,176,831    182,927   182,927                        182,927
Garmin                            COMMON     G37260109     4,478,315    131,948   131,948                        131,948
Genentech                         COMMON     368710406    14,907,197    168,101   168,101                        168,101
General Electric Company          COMMON     369604103   134,460,608  5,272,965 5,272,965                      5,272,965
Genworth Financial CL A           COMMON     37247D106     6,561,896    762,125   762,125                        762,125
Genzyme Corporation               COMMON     372917104    14,842,425    183,489   183,489                        183,489
Gilead Sciences Inc               COMMON     375558103    34,774,441    762,932   762,932                        762,932
Goldman Sachs Group               COMMON     38141G104    11,902,336     92,987    92,987                         92,987
Google Inc                        COMMON     38259P508    40,863,454    102,026   102,026                        102,026
Guess? Inc                        COMMON     401617105     2,599,961     74,733    74,733                         74,733
Health Net Inc                    COMMON     42222G108     1,457,560     61,761    61,761                         61,761
Hopsira Inc                       COMMON     441060100     6,200,089    162,306   162,306                        162,306
HOST HOTELS AND RESORTS INC.      COMMON     44107P104     3,057,258    230,042   230,042                        230,042
IBM                               COMMON     459200101    69,909,565    597,722   597,722                        597,722
Intel Corporation                 COMMON     458140100    32,711,065  1,746,453 1,746,453                      1,746,453
Intercontinetal Exchange Inc.     COMMON     45865V100     9,893,869    122,631   122,631                        122,631
International Rectifier           COMMON     460254105    24,487,946  1,287,484 1,287,484                      1,287,484
Invitrogen                        COMMON     46185R100     6,521,823    172,535   172,535                        172,535
J P Morgan Chase and Co           COMMON     46625H100    45,287,512    969,754   969,754                        969,754
Johnson and Johnson               COMMON     478160104    59,457,759    858,224   858,224                        858,224
Johnson Controls                  COMMON     478366107     6,790,826    223,898   223,898                        223,898
Juniper Networks                  COMMON     48203R104     2,739,753    130,031   130,031                        130,031
Kraft Foods Inc                   COMMON     50075N104    14,479,168    442,112   442,112                        442,112

                                                                                                                  Item 7: Managers
                                                                                 Item 6: Investment Discretion    Voting Authority
           Item 1                 Item 2       Item 3     Item 4       Item 5   ------------------------------ ---------------------
----------------------------- -------------- --------- ------------- ----------                       Shared      Sole   Shared None
         Name of Sec          Title of Class  Cusip No    Fair Mv      SH/PRN    Sole (a) Shared (b) Other (c)    (a)      (b)   (c)
----------------------------- -------------- --------- ------------- ---------- --------- ---------- --------- --------- ------ ----
Kroger Company                    COMMON     501044101     8,900,690    323,897   323,897                        323,897
Life Time Fitness                 COMMON     53217R207    17,981,376    575,036   575,036                        575,036
Lowes Companies                   COMMON     548661107     9,825,048    414,734   414,734                        414,734
Marathon Oil Corporation          COMMON     565849106    25,295,442    634,448   634,448                        634,448
McDonalds Corporation             COMMON     580135101    17,807,422    288,613   288,613                        288,613
Medtronic                         COMMON     585055106    14,893,979    297,285   297,285                        297,285
MEMC Electronic Materials Inc     COMMON     552715104    26,449,325    935,928   935,928                        935,928
Merck and Company                 COMMON     589331107    51,265,717  1,624,389 1,624,389                      1,624,389
Merrill Lynch and Co              COMMON     590188108     8,635,877    341,339   341,339                        341,339
Microsoft Corporation             COMMON     594918104   131,836,456  4,939,545 4,939,545                      4,939,545
Morgans Hotel Group               COMMON     61748W108     1,682,169    154,186   154,186                        154,186
Nanosphere Inc.                   COMMON     63009F105     3,837,732    449,910   449,910                        449,910
Nike Inc                          COMMON     654106103     9,393,630    140,413   140,413                        140,413
Northern Trust Corporation        COMMON     665859104    18,359,449    254,286   254,286                        254,286
Nvidia Corp                       COMMON     67066G104     3,186,246    297,502   297,502                        297,502
Oracle Corporation                COMMON     68389X105    23,473,851  1,155,778 1,155,778                      1,155,778
Pfizer Inc                        COMMON     717081103    38,691,509  2,098,238 2,098,238                      2,098,238
PNC Financial Services Group      COMMON     693475105    21,360,839    285,955   285,955                        285,955
Pride International               COMMON     74153Q102    18,005,042    608,073   608,073                        608,073
Procter and Gamble Co             COMMON     742718109    98,891,016  1,419,013 1,419,013                      1,419,013
Qwest Communications              COMMON     749121109     5,568,756  1,724,073 1,724,073                      1,724,073
Rowan Company Inc                 COMMON     779382100     6,625,165    216,863   216,863                        216,863
Safeway Inc                       COMMON     786514208     6,571,223    277,033   277,033                        277,033
SanDisk Corp                      COMMON     80004C101    18,371,487    939,718   939,718                        939,718
Schering Plough Corporation       COMMON     806605101    45,569,424  2,467,213 2,467,213                      2,467,213
Sherwin Williams Co               COMMON     824348106     3,465,211     60,623    60,623                         60,623
Simon Property Group Inc          COMMON     828806109     5,382,142     55,486    55,486                         55,486
SLM Corporation                   COMMON     78442P106       943,109     76,427    76,427                         76,427
SPX Corp                          COMMON     784635104       854,161     11,093    11,093                         11,093
Starbucks Corp                    COMMON     855244109     5,339,832    359,101   359,101                        359,101
State Street Corporation          COMMON     857477103     7,542,686    132,607   132,607                        132,607
Sysco Corporation                 COMMON     871829107    10,884,007    353,033   353,033                        353,033
Target Corporation                COMMON     8.76E+110     9,256,324    188,712   188,712                        188,712
Tesoro Corp                       COMMON     881609101    17,056,580  1,034,359 1,034,359                      1,034,359
The Stanley Works                 COMMON     854616109     2,594,433     62,157    62,157                         62,157
Time Warner Inc                   COMMON     887317105    46,198,460  3,523,910 3,523,910                      3,523,910
TJX Companies                     COMMON     872540109     6,265,573    205,294   205,294                        205,294
Union Pacific Corporation         COMMON     907818108    27,814,878    390,878   390,878                        390,878
UnitedHealth Group Inc            COMMON     91324P102    11,586,752    456,351   456,351                        456,351
US Bancorp                        COMMON     902973304    14,975,999    415,769   415,769                        415,769
Utd Therapeut                     COMMON     91307C102     3,340,830     31,766    31,766                         31,766
Verizon Communications Inc        COMMON     92343V104    25,892,715    806,878   806,878                        806,878
VistaPrint Ltd                    COMMON     G93762204    19,866,230    604,940   604,940                        604,940
Wachovia Corporation              COMMON     929903102     3,554,523  1,015,578 1,015,578                      1,015,578
Walgreen                          COMMON     931422109    11,022,132    356,012   356,012                        356,012
Waters Corp                       COMMON     941848103     4,193,033     72,070    72,070                         72,070
Wells Fargo and Company           COMMON     949746101    32,123,541    855,943   855,943                        855,943
Wyeth                             COMMON     983024100    14,006,503    379,169   379,169                        379,169
XL Capital Ltd                    COMMON     G98255105     3,001,075    167,284   167,284                        167,284
Yahoo                             COMMON     984332106     7,695,507    444,827   444,827                        444,827
Zimmer Holdings                   COMMON     98956P102    27,174,208    420,914   420,914                        420,914
                                                       2,387,056,922 72,912,485